CONDENSED CONSOLIDATED BALANCE SHEETS - Banyan 10K - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
BANYAN ACQUISITION CORPORATION
Current Assets:
Cash	$ 304,554	$ 510,893	$ 54,057
Prepaid expenses - current	105,221	256,157
Total current assets	409,775	767,050	54,057
Noncurrent assets:
Treasury securities held in trust account	42,423,610	250,326,857
Prepaid expenses - noncurrent		12,764
Deferred offering costs associated with the initial public offering			615,563
Total Noncurrent Assets	42,423,610	250,339,621	615,563
Total assets	42,833,385	251,106,671	669,620
Current liabilities:
Accrued expenses	3,550,710		4,703
Income tax payable	103,574	783,546
Accrued sales and income taxes		783,546
Accrued franchise tax expense	29,589	193,490	8,187
Excise tax liability	2,100,318
Outstanding balance of related party note			289,425
Accounts payable	408,714	244,891
Accrued offering costs			364,557
Total current liabilities	6,698,905	1,221,927	666,872
Noncurrent liabilities:
Warrant liability	4,353,613	599,875
Deferred underwriter's fee payable	3,622,500	9,660,000
Total Noncurrent Liabilities	7,976,113	10,259,875
Total liabilities	14,675,018	11,481,802	666,872
Commitments and contingencies (Note 11)
Stockholders' deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital			24,275
Accumulated deficit	(14,265,968)	(10,702,713)	(22,252)
Total stockholders' deficit	(14,265,243)	(10,701,988)	2,748
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	42,833,385	251,106,671	669,620
Class A common stock | BANYAN ACQUISITION CORPORATION
Stockholders' deficit:
Common stock	200
Class A Common Stock Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
Redeemable Class A Common Stock
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 3,998,687 and 24,150,000 shares issued and outstanding subject to possible redemption as of September 30, 2023 and December 31, 2022, respectively	42,423,610	250,326,857
Class B common stock | BANYAN ACQUISITION CORPORATION
Stockholders' deficit:
Common stock	$ 525	$ 725	$ 725